EQUITY (Details Narrative) - $ / shares	Jun. 30, 2023	Dec. 31, 2022
Equity [Abstract]
Ordinary shares, shares issued	10,142,694	10,142,694
Ordinary shares, shares outstanding	10,142,694	10,142,694
Ordinary shares, par value	$ 0.00267	$ 0.00267